Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northquest Capital Fund Inc
Entity Central Index Key	0001142728
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
NORTHQUEST CAPITAL FUND INC
Shareholder Report [Line Items]
Fund Name	NorthQuest Capital Fund
Class Name	NorthQuest Capital Fund
Trading Symbol	NQCFX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the NorthQuest Capital Fund, Inc. - NQCFX for the period January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.NorthQuestFund.com. You can also request this information by contacting us at 1-800-239-9136.
Additional Information Phone Number	1-800-239-9136.
Additional Information Website	www.NorthQuestFund.com
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
NorthQuest Capital Fund, Inc.	$151	1.42%

*Annualized

Expenses Paid, Amount	$ 151
Expense Ratio, Percent	1.42%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

To the Shareholders of NorthQuest Capital Fund, Inc:

Our Fund began the year with a share price of $24.43 and ended the past twelve months at $26.16. The Fund’s total return for this period increased 12.48%. The Fund paid a $1.33529 per share distribution to all shareholders on December 27, 2024. The table below compares the 2024 performances of the Fund and the S&P 500 Total Return Index, which includes dividends reinvested.

Performance Comparison

The Fund and S&P 500 Total Return Index Year-To-Date

NorthQuest Capital Fund 12.48%

S&P 500 Total Return Index 25.02%

Portfolio Adjustments

During the second half of 2024 the Fund purchased 500 shares of Caterpillar, Inc. (CAT), 1900 shares of Nvidia Corp. (NVDA), and 500 shares of Advanced Drainage Systems Inc. (WMS).

The Fund sold its remaining shares of Deere & Company (700 shares), and Tractor Supply Company (800 shares). These sales were used to purchase shares of (CAT), (NVDA), and (WMS).

Nvidia Corp. (NVDA) is a new addition to our investment portfolio. NVDA designs and manufactures graphic processing units (GPU) which are responsible for the images on computer monitors. Nvidia GPUs are being improved with artificial intelligence software for use in products and platforms for markets of gaming, data centers and automotive. Nvidia has a low level of debt and a large cash balance. NVDA continues to increase its earnings and reinvest those earnings back into its business. The Fund purchased NVDA shares during periods when share prices of Nvidia became attractive.

Fund Performance and Strategy

The Fund’s portfolio remained broadly diversified throughout 2024 with investments in the consumer, energy, financial services, healthcare, industrial, and technology sectors. The Fund underperformed its benchmark, the S&P500 Total Return Index. The underperformance was due to the Fund’s investments in a variety of companies in different industries and to a cautious amount invested in a few of the “Magnificent Seven” companies which increased significantly during 2024. The “Magnificent Seven” refers to the top technology stocks, Apple Inc, Microsoft Corp, Alphabet Inc. (Google), Amazon.com Inc, Nvidia Corp, Meta Platforms Inc. (Facebook), and Tesla Inc.

Please do not hesitate to call or write me regarding any comments or questions about this report. Thank you for investing with us.

Sincerely,

Peter J. Lencki

President

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Performance graph AVERAGE ANNUAL RETURNS
	1 Year	5 Years	10 Year
NorthQuest Capital Fund, Inc.	12.48%	10.93%	11.01%
S&P 500 Index with dividends reinvested	25.02%	14.51%	13.09%

Net Assets	$ 8,462,294,000,000
Holdings Count | Holdings	24
Advisory Fees Paid, Amount	$ 83,450
Investment Company, Portfolio Turnover	11.05%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$8,462,294	24	11.05%	$83,450

Holdings [Text Block]
Largest Holdings [Text Block]

Top Ten Holdings

1.	Apple, Inc.	7.10%
2.	Arthur J. Gallagher & Co.	6.37%
3.	Arista Networks, Inc.	5.75%
4.	Mastercard, Inc. Class A	5.60%
5.	Fortinet, Inc.	5.58%
6.	Microsoft Corp.	4.98%
7.	Monolithic Power Systems, Inc.	4.89%
8.	The Sherwin-Williams Co.	4.82%
9.	S&P Global Inc.	4.71%
10.	The Home Depot, Inc.	4.60%
	Total % of Net Assets	54.40%

Material Fund Change [Text Block]	The Fund has not had any material changes during the year ended December 31, 2024.
Updated Prospectus Phone Number	1-800-239-9136
Updated Prospectus Web Address	www.NorthQuestFund.com